UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

		Schedule of Investments
		June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Total Net Assets

COMMON STOCKS

AUTO AND TRANSPORTATION

Recreational Vehicles and Boats
3,900	Polaris Industries, Inc.	$210,600	2.36%
7,500	Winnebago Industries, Inc.	245,625	2.75%
Recreational Vehicles and Boats Industry Total		456,225	5.11%

Truckers
8,750	Knight Transportation, Inc. *	212,888	2.38%

Auto Trucks and Parts
1,500	Oshkosh Truck Corp.	117,420	1.32%

	AUTO AND TRANSPORTATION SECTOR TOTAL	786,533	8.81%

CONSUMER DISCRETIONARY

Consumer Products
6,000	Matthews International Corp.	233,760	2.62%
6,600	Yankee Candle Co. , Inc.	211,860	2.37%
Consumer Products Industry Total		445,620	4.99%

Education Services
5,500	Renaissance Learning, Inc.	111,650	1.25%

Household Furnishings
6,500	American Woodmark Corp.	195,065	2.19%

Leisure Time
6,500	SCP Pool Corp.	228,085	2.56%

Retail
2,750	School Specialty, Inc. *	127,875	1.43%

Services Commercial
4,850	Coinstar, Inc. *	109,853	1.23%
6,250	Ritchie Bros Auctioneers, Inc.	240,937	2.70%
10,000	Rollins, Inc.	200,400	2.24%
Services Commercial Industry Total		551,190	6.17%

	CONSUMER DISCRETIONARY SECTOR TOTAL	1,659,485	18.59%

FINANCIAL SERVICES

Banks
9,000	Boston Private Financial Holdings, Inc.	226,800	2.54%
5,500	Private Bancorp, Inc.	194,590	2.18%
Banks Industry Total		421,390	4.72%

Finance Companies
8,000	World Acceptance Corp. *	240,400	2.69%

Financial Data Processing Services
4,750	Kronos, Inc. *	191,853	2.15%

Financial Information Services
7,750	Factset Research Systems, Inc.	277,760	3.11%

Financial Miscellaneous
6,000	Financial Federal Corp.	231,840	2.60%
10,125	TSX Group, Inc.	296,845	3.33%
Financial Miscellaneous Industry Total		528,685	5.92%

	FINANCIAL SERVICES SECTOR TOTAL	1,660,088	18.60%

HEALTHCARE

Bio-Technology Research and Production
6,250	Integra Lifesciences Holdings Co. *	182,500	2.04%
6,500	Kensey Nash Corp. *	196,560	2.20%
Bio-Technology Research and Production Industry Total		379,060	4.25%

Healthcare Management Services
8,000	Computer Programs & Systems, Inc.	298,160	3.34%

Medical and Dental Instruments and Supplies
5,500	Landauer, Inc.	285,505	3.20%
4,750	Mentor Corp.	197,030	2.21%
5,000	Techne Corp. *	229,550	2.57%
Medical and Dental Instruments and Supplies Industry Total		712,085	7.98%

	HEALTHCARE SECTOR TOTAL	1,389,305	15.56%

MATERIALS AND PROCESSING

Building Materials
8,500	Simpson Manufacturing Co., Inc.	259,675	2.91%

Metals & Minerals
10,650	Amcol International Corp.	200,114	2.24%

Textile Products
13,200	Unifi, Inc. *	55,968	0.63%

	MATERIALS AND PROCESSING SECTOR TOTAL	515,757	5.78%

OTHER ENERGY

Oil: Crude Producers
7,000	St. Mary Land Exploration Co.	202,860	2.27%
25,000	Meridian Resources Corp. *	119,500	1.34%
Oil: Crude Producers Industry Total		322,360	3.61%

Machinery: Oil Well Equipment & Service
2,750	Carbo Ceramics, Inc.	217,140	2.43%

	OTHER ENERGY SECTOR TOTAL	539,500	6.04%

PRODUCER DURABLES

Aerospace
2,250	Curtiss Wright Corp.	121,387	1.36%

Electrical Equipment & Components
7,000	Franklin Electric Co., Inc.	270,550	3.03%

Machinery: Specialty
7,000	Graco Inc.	238,490	2.67%

Telecommunications Equipment
7,500	Plantronics, Inc.	272,700	3.05%

	PRODUCER DURABLES SECTOR TOTAL	903,127	10.12%

TECHNOLOGY

Communications Technology
8,750	Avocent Corp. *	228,725	2.56%
13,000	Digi International, Inc. *	154,180	1.73%
Communications Technology Industry Total		382,905	4.29%

Computer Technology
5,000	Hutchinson Technology, Inc. *	192,550	2.16%

Electronics: Semi-Conductor
7,400	Integrated Circuit Systems, Inc. *	152,736	1.71%

Electronics: Technology
5,250	Trimble Navigation, Ltd. *	204,591	2.29%

	TECHNOLOGY SECTOR TOTAL	932,782	10.45%

OTHER

Multisector Companies
10,700	Raven Industries, Inc.	250,594	2.81%

	TOTAL OTHER	250,594	2.81%

TOTAL COMMON STOCKS
	(Cost $7,099,002)	8,637,171	96.75%

SHORT-TERM INVESTMENTS
394,921	First American Prime Obligations Fund 2.43%	394,921	4.44%
210,030	First American Government Obligations Fund 2.46%	210,030	2.89%
204,558	First American Treasury Obligations Fund 2.39%	204,558	0.02%
	(Cost $809,509) (a)	809,509	9.07%

TOTAL INVESTMENTS
	(Cost $7,908,511)	9,446,680	105.82%

	Liabilities less other Assets	(519,720)	-5.82%

	TOTAL NET ASSETS	$8,926,960	100.00%

* Non-income producing.
(a) Variable rate security; the coupon rate shown represents the yield at June 30, 2005.
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
CONESTOGA SMALL CAP FUND
1. SECURITY TRANSACTIONS
At June 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,908,511 amounted to $ 1,538,169 which consisted of aggregate gross unrealized appreciation of $1,614,113 and aggregate gross unrealized depreciation of $75,944.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date August 29, 2005

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.